Document And Entity Information - USD ($)	12 Months Ended
	Oct. 31, 2018	Dec. 11, 2018	Apr. 30, 2018
Document Information [Line Items]
Entity Registrant Name	OPTICAL CABLE CORP
Entity Central Index Key	0001000230
Trading Symbol	occ
Current Fiscal Year End Date	--10-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Common Stock, Shares Outstanding (in shares)		7,694,187
Entity Public Float			$ 16,078,204
Document Type	10-K
Document Period End Date	Oct. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Shell Company	false